Unaudited Consolidated Balance Sheets (Parentheticals) ¥ in Thousands	Jun. 30, 2021 CNY (¥) shares	Dec. 31, 2020 CNY (¥) shares
Ordinary shares, authorized (in Shares) | shares	500,000,000	500,000,000
Ordinary shares, issued (in Shares) | shares	104,325,637	56,874,548
Ordinary shares, outstanding (in Shares) | shares	104,325,637	56,874,548
Variable Interest Entity, Primary Beneficiary [Member]
Accounts payable variable interest entities	¥ 11,325	¥ 9,762
Bank loans variable interest entities	42,979	133,900
Deferred revenue variable interest entities	331,719	341,934
Salary and welfare payable variable interest entities	57,457	65,927
Financial liabilities from contracts with customers variable interest entities	330,148	384,561
Accrued expenses and other payables variable interest entities	28,283	43,009
Income taxes payable variable interest entities	285	267
Amounts due to related parties variable interest entities	442,661	159,739
Current operating lease liabilities variable interest entities	115,765	131,151
Deferred revenue variable interest entities	43,338	46,927
Deferred tax liabilities variable interest entities	5,812	7,661
Operating lease liabilities variable interest entities	159,922	200,409
Non-current tax payable variable interest entities	¥ 34,010	¥ 33,718